FINANCE AND INVESTMENT INCOME, FINANCE COSTS AND REVALUATION AND RETRANSLATION OF FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Financial assets measured at fair value through profit and loss	£ 62	£ 123	£ 111
Financial assets measured at fair value through profit and loss	13	11	13
Other interest income	3	3	3
Finance and investment income	78	137	127
Interest on bank overdrafts, bonds and bank loans	245	309	273
Interest expense related to lease liabilities	98	98	106
Interest on other long-term employee benefits	5	6	6
Net interest expense on pension plans	4	4	4
Finance costs	352	417	389
Movements in fair value of derivative financial instruments	22	(17)	(3)
Premium on the early repayment of bonds	0	(16)	0
Revaluation of investments and other assets held at fair value through profit or loss	4	(24)	(21)
Remeasurement of put options over non-controlling interests	(7)	(10)	(1)
Revaluation of contingent consideration liabilities	1	1	51
Retranslation of financial instruments	(36)	16	(19)
Net revaluation and retranslation of financial instrument (loss)/gain	£ (16)	£ (50)	£ 7